Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) ¥ in Millions		Sep. 30, 2024 USD ($)	Aug. 20, 2024 USD ($)	Aug. 20, 2024 CNY (¥)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Short-Term Debt [Line Items]
Short-term bank loans		$ 11,322,440	$ 1,426,000	¥ 10.0	$ 1,426,000	¥ 10.0	$ 1,426,000	¥ 10.0	$ 4,113,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[1]	4,278,000							4,113,000
China Merchants Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[2]	1,426,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[3]	2,837,740
Jiangsu Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[4]	1,426,000
Bank of Nanjing [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[5]	$ 1,354,700

[1]

On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,113,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan has a fixed interest rate of 2.90% per annum. The loan was repaid in full upon maturity.

On July 31, 2024, August 12, 2024 and August 20, 2024, Changzhou Zhongjin entered into three loan agreements with Industrial and Commercial Bank to borrow $1,426,000 (RMB 10.0 million), $1,426,000 (RMB 10.0 million) and $1,426,000 (RMB 10.0 million) as working capital for one year, with a maturity date of July 28, 2025, August 5, 2025 and August 11, 2025, respectively. These loans have a fixed interest rate of 3% per annum.

[2]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,426,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. The Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.
[3]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,837,740 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.
[4]	On July 30, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,426,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in one year.
[5]	On August 28, 2024, Taizhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,354,700 (RMB 9.5 million) as working capital for one year, with a maturity date of August 27, 2025. The loan has a fixed interest rate of 3.45% per annum. The loan is guaranteed by the Company’s major shareholder Mr. Erqi Wang. In addition, Taizhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loan from Bank of Nanjing.